Fair value of financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 519,433	£ 481,036
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	790	1,494
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments	56
Fair value adjustments	(212)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments	13
Fair value adjustments	506	493
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments	12
Fair value adjustments	127	115
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	212	268
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments	(22)
Fair value adjustments	(91)	(113)
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	880	906
Unfavorable changes	£ 1,005	£ 1,174
Education, social housing, and local authority porfolio | Level 3
Disclosure of detailed information about financial instruments [line items]
Fixed rate loan notional amount concentrated towards bottom of range, percentage	97.00%
Education, social housing, and local authority porfolio | Level 3 | Loan spread | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	200
Education, social housing, and local authority porfolio | Bottom of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0031	0.0031
Education, social housing, and local authority porfolio | Top of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1552	0.1518
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	£ 133	£ 116
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	59	27
Difference between inital FV and transaction price to be recognised in profit or loss, Amortisation and releases	42	24
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	230	247
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	0	6
Difference between inital FV and transaction price to be recognised in profit or loss, Amortisation and releases	£ 17	£ 14